Investments in associates and joint arrangements - Statement of financial position (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019	Mar. 31, 2017
Statement of financial position
Non-current assets	€ 133,917	€ 103,276		€ 113,253
Current Assets	32,644	39,817		39,478
Total Assets	168,168	142,862		152,500
Equity shareholders' funds	62,625	63,445	€ 68,607	63,188	€ 73,719
Non-current liabilities	72,036	53,894		61,242
Current liabilities	32,456	25,523		28,070
Cash and cash equivalents on formation	13,284	13,637		€ 13,637
Vodafone Idea Limited
Statement of financial position
Non-current assets	21,240	22,577
Current Assets	3,235	3,814
Total Assets	24,475	26,391
Equity shareholders' funds	(3,475)	3,696
Non-current liabilities	15,835	15,137
Current liabilities	12,115	7,558
Cash and cash equivalents on formation	320	138
Non-current liabilities excluding trade and other payables and provisions	15,790	13,828
Current liabilities excluding trade and other payables and provisions	2,979	4,289
VodafoneZiggo Group Holding B.V.
Statement of financial position
Non-current assets	17,745	17,665
Current Assets	752	875
Total Assets	18,497	18,540
Equity shareholders' funds	3,260	3,684
Non-current liabilities	12,974	12,489
Current liabilities	2,263	2,367
Cash and cash equivalents on formation	116	288
Non-current liabilities excluding trade and other payables and provisions	12,550	12,009
Current liabilities excluding trade and other payables and provisions	1,108	1,272
Dividend received	148	200	220
Infrastructure Wireless Italiane Inwit S.p.A.
Statement of financial position
Non-current assets	14,517
Current Assets	288
Total Assets	14,805
Equity shareholders' funds	8,917
Non-current liabilities	4,907
Current liabilities	981
Cash and cash equivalents on formation	40
Non-current liabilities excluding trade and other payables and provisions	4,684
Current liabilities excluding trade and other payables and provisions	218
Indus Towers Limited
Statement of financial position
Non-current assets	2,448	1,511
Current Assets	562	749
Total Assets	3,010	2,260
Equity shareholders' funds	566	699
Non-current liabilities	1,327	465
Current liabilities	1,117	1,096
Cash and cash equivalents on formation	16	42
Non-current liabilities excluding trade and other payables and provisions	1,095	133
Current liabilities excluding trade and other payables and provisions	658	590
Dividend received	0	141	€ 138
Vodafone Hutchison Australia Pty Limited
Statement of financial position
Non-current assets	2,965	2,971
Current Assets	767	334
Total Assets	3,732	3,305
Equity shareholders' funds	(2,047)	(2,144)
Non-current liabilities	5,146	4,590
Current liabilities	633	859
Cash and cash equivalents on formation	196	243
Non-current liabilities excluding trade and other payables and provisions	5,137	4,580
Current liabilities excluding trade and other payables and provisions	€ 124	€ 203